Other Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of other reserves

In thousands of USD	Share-based payment capital reserves	Exchange difference on net investment in foreign operations	Currency translation adjustment	Total other reserves
As of December 31, 2025	193,065	(691,570)	677,025	178,520
Other comprehensive (loss) / income	—	2,156	(1,010)	1,146
Total comprehensive (loss) / income for the period	—	2,156	(1,010)	1,146
Share-based payments	3,040	—	—	3,040
Exercise of options	(1,660)	—	—	(1,660)
As of June 30, 2026	194,445	(689,414)	676,015	181,046